Financial - risk management objectives and policies - Effect in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial risk management objectives and policies [Line Items]
Increase in exchange rate basis points	10.00%	10.00%	10.00%
Decrease in exchange rate basis points	(10.00%)	(10.00%)	(10.00%)
Exchange rate increased effect on income	$ 47,488	$ 66,003	$ 58,032
Exchange rate decreased effect on income	(47,488)	(66,003)	(58,032)
Sociedad Minera Cerro Verde S.A.A.
Disclosure of financial risk management objectives and policies [Line Items]
Exchange rate increased effect on income	73,173	91,734	123,181
Exchange rate decreased effect on income	$ (73,173)	$ 91,734	$ 123,181
Sociedad Minera Cerro Verde S.A.A. | Currency exchange rates
Disclosure of financial risk management objectives and policies [Line Items]
Increase in exchange rate basis points	5.00%	5.00%	5.00%
Decrease in exchange rate basis points	(5.00%)	(5.00%)	(5.00%)
Exchange rate increased effect on income	$ (29,694)	$ (28,316)	$ (23,801)
Exchange rate decreased effect on income	$ 29,694	$ 28,316	$ 23,801